Securities Act Registration No. 333-212321
Investment Company Act Registration No. 811-23164

As filed with the U.S. Securities and Exchange Commission on January 28, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	3	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	5	[	X	]

(Check appropriate box or boxes.)

USCA Fund Trust
(Exact Name of Registrant as Specified in Charter)

1330 Post Oak Boulevard, Suite 900
Houston, TX 77056
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (713) 366-0500

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, Ohio 43215 614-469-3265 (phone) 614-469-3361 (fax)	U.S. Bank Global Fund Services 777 East Wisconsin Avenue MK-WI-J1S Milwaukee, WI 53202 phone: (877) 653-1415 fax: (866) 507-6267

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment No. 3 to the Registration Statement of USCA Fund Trust (the “Trust”) is being filed for the purpose of adding the audited financial statements and certain related financial information for the fiscal year ended September 30, 2018, for the Trust’s series: USCA Premium Buy-Write Fund.

USCA Premium Buy-Write Fund

Investor Class Shares – SHLIX (not available for purchase) Institutional Class Shares – SHLDX

PROSPECTUS

January 28, 2019

Adviser:	USCA Asset Management LLC 4444 Westheimer Road, Suite G500 Houston, TX 77027

www.uscashield.com	(844) 877-4539 (USSHLDX)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports.  Instead, the reports will be made available on the Fund’s website, www.uscashield.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-(844) 877-4539 (USSHLDX) or by sending an email request to SHLDX@uscallc.com.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund, you can call 1-(844) 877-4539 (USSHLDX) or send an email request to SHLDX@uscallc.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This Prospectus provides important information about the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Table of Contents - Prospectus

FUND SUMMARY – USCA Premium Buy-Write Fund

Investment Objective: The Fund seeks growth of capital and income.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Class	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as a percentage of offering price)	None	None
Redemption Fee (as a % of amount redeemed on shares held less than 90 days)	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.78%	0.78%
Distribution and Service (12b-1) Fees	0.25%	0.00%
Other Expenses	1.24%	1.24%
Acquired Fund Fees and Expenses(1)	0.03%	0.03%
Total Annual Fund Operating Expenses	2.30%	2.05%
Fee Waiver(2)	(0.87)%	(0.87)%
Total Annual Fund Operating Expenses After Fee Waiver	1.43%	1.18%
(1)
Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies, including exchange traded funds.  The ratio of expenses to average net assets in the Fund’s financial highlights includes only the direct operating expenses of the Fund and may not correlate to the Total Annual Fund Operating Expenses in this table.

(2)
The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2020 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser (defined below))) will not exceed 1.40% and 1.15% of average daily net assets of Investor Class and Institutional Class shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or the expenses reimbursed, if such recoupment can be achieved within the lower of the foregoing expense limits or the expense limits in place at the time of recoupment. This agreement may be terminated only by the Board of Trustees of USCA Fund Trust (the “Trust”), of which the Fund is a series, on 60 days’ written notice to the Adviser.

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Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  The Example reflects the fee waiver and expense reimbursements for the duration of the waiver/reimbursement period only.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$146	$635	$1,151	$2,568

Institutional Class	$120	$559	$1,023	$2,310

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal year ended September 30, 2018, the Fund’s portfolio turnover rate was 73.78% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objective by investing primarily in common stocks of large-cap companies and exchange-traded funds ("ETFs") that invest primarily in large-cap common stocks.  The Fund defines large-cap as companies with market capitalizations in excess of $5 billion.  The Fund sells (writes) call options on a majority of these stocks and ETFs in seeking to shield the Fund from some of the risk associated with these investments and to generate additional returns to the extent of the call option premium received.

The Adviser selects stocks that it believes will outperform the S&P 500 by screening for relatively attractive levels among the following stock-specific financial metrics: (i) dividend payments, (ii) dividend increases, (iii) payout ratios, (iv) debt coverage ratios, (v) debt levels, (vi) earnings history, (vii) revenue growth, (viii) earnings growth, (ix) stock buybacks, (x) price-to-earnings (P/E) ratios, (xi) forward-looking P/E ratios, (xii) price-to-book value ratios, (xiii) price-to-sales ratios, (xiv) price-to-cash flow ratios, (xv) Altman Z scores (a bankruptcy predictor), (xvi) P/E-to-growth (PEG) ratios, and (xv) betas (a measure of relative volatility of a security compared to the market as a whole).  In addition to evaluating these metrics, the Adviser assesses the macro economic environment to determine what sectors of the S&P 500 it believes will underperform and outperform.  From these determinants, the Adviser selects stocks it believes have the highest probability of outperforming the S&P 500.  The Adviser uses ETFs as a substitute for groups of stocks or to execute sector-based strategies.

To enhance the potential returns of the Fund, as well as to hedge against losses should portfolio securities decline, the Adviser sells call options against the Fund’s portfolio of stocks and ETFs.  This strategy is commonly referred to as a "covered call" strategy because the Fund owns the underlying security at the time it sells the option.  The Adviser selects call options with various exercise prices and maturities, reflecting the Adviser's views about the capital appreciation potential of each underlying stock and ETF, as well its view on the U.S. stock market as a whole.  The Adviser selects call options it believes will expire worthless or can be repurchased (bought back) later at a lower price.

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The Adviser sells stocks and ETFs when it believes they no longer represent the highest probability of outperforming the S&P 500 and will contemporaneously repurchase related written call options.  The Adviser also repurchases call options when it believes writing a new call option with a different maturity and/or strike price will produce higher returns.  Together, the Adviser’s stock and ETF selection strategy and call writing strategy are intended to produce returns that match or exceed the long-term performance of the S&P 500 while avoiding some of the losses experienced during market declines.  The Adviser engages in active trading of the Fund's portfolio of securities in seeking to achieve the Fund's investment objective.

When the Adviser determines that investment opportunities in large cap common stocks are overvalued or that prospects for the U.S. stock market are waning, the Adviser may also allocate a portion of the Fund’s assets to money market funds and other cash equivalents.

Distribution Policy

The Fund's distribution policy is to make quarterly distributions to shareholders. The level of distributions (including any return of capital) is not fixed, but is expected to represent an annual rate of approximately 4% of the Fund’s current net asset value per share. However, this distribution policy is subject to change. Unless a shareholder elects otherwise, the shareholder's distributions will be reinvested in additional shares of the same class under the Fund's dividend reinvestment policy. See "Taxes, Dividends and Distributions."

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  The Fund is not intended to be a complete investment program.  Many factors affect the Fund's net asset value and performance. The following risks may apply to the Fund's direct investments as well as the Fund's indirect risks through investing in ETFs.

•
Distribution Policy Risk: The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current NAV per share. All or a portion of a distribution may consist of a return of capital (i.e., from your original investment). Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

•
Equity Risk: The net asset value of the Fund will fluctuate based on changes in the value of the equity securities held by the Fund.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

•
ETF and Mutual Fund Risk:  ETFs and mutual funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in stocks.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. ETFs are subject to specific risks, depending on the nature of the ETF, including:

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5

o
Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with ETFs. ETFs have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to ETFs in which the Fund invests and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares of those ETFs may trade at a discount to net asset value (“NAV”) and possibly face trading halts and/or delisting.

o
Distressed Market Risk: If the market for securities in which an ETF will invest becomes distressed, the market for the shares of that ETF may become less liquid in response to the deteriorating liquidity in the market for the underlying portfolio holdings of that ETF.  This adverse effect on liquidity for shares of that ETF could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

o
Market Trading Risk: ETFs face numerous market trading risks, including disruptions to the creation and redemption processes of the ETF, losses from trading in secondary markets, and the existence of extreme market volatility or potential lack of an active trading market for shares, which may result in shares trading at a significant premium or discount to NAV. If the Fund purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the Fund may sustain losses.

•	High Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.

•	Large Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•
Management Risk: The Adviser's dependence on its process and judgments about the value and potential appreciation of particular securities and options in which the Fund invests or writes may prove to be incorrect and may not produce the desired results.

•
Market Risk: Overall securities market risks will affect the value of individual instruments in which the Fund invests.  Factors such as economic growth and market conditions, interest rate levels, and political events affect the U.S. securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Written Call Options Risk: As the seller (writer) of a covered call option, the Fund assumes the risk of a decline in the market price of the underlying security below the purchase price of the underlying security less the premium received, and gives up the opportunity for gain on the underlying security above the exercise price of the option.  Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account. The use of call options to shield the Fund may result in higher transaction costs. This shielding may not be successful and investors could still lose money through investing in the Fund.

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Performance:  The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year and since inception compare with that of a broad-based securities index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.uscashield.com or by calling 1-(844) 877-4539 (USSHLDX).

Calendar Year Total Returns as of December 31
During the period shown in the bar chart, the highest return for a quarter was 3.63% (quarter ended September 30, 2018) and the lowest return for a quarter was -5.60% (quarter ended December 31, 2018).
Average Annual Total Returns
(For the period ended December 31, 2018)

	1 Year	Since Inception*
Return Before Taxes	-2.09%	1.95%
Return After Taxes on Distributions	-3.13%	0.87%
Return After Taxes on Distributions and Sale of Fund Shares	-0.58%	1.29%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	-4.38%	8.54%
CBOE BuyWrite Index (reflects no deduction for fees, expenses, or taxes)	-4.77%	3.63%

* The Fund commenced operations on November 29, 2016.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ from those shown depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.

Investment Adviser:  USCA Asset Management LLC

Portfolio Managers: Davis Rushing and Kelly Rushing, registered representatives of the Adviser and Managing Directors of the U.S. Capital Advisors LLC, the Adviser's parent, have served the Fund as its Portfolio Managers since it commenced operations in 2016. Each portfolio manager is primarily and jointly responsible for the day-to-day management of the Fund.

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Purchase and Sale of Fund Shares:  The minimum initial investment in the Fund for Investor Class shares is $2,500 for all account types (not available for purchase), and the minimum subsequent investment is $100, and the minimum initial investment for Institutional Class shares is $10,000 for all account types and the minimum subsequent investment is $1,000.  The Fund reserves the right to waive any investment minimum.  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open.  Redemption requests may be made in writing, by telephone, or through a financial intermediary and will be paid by ACH, check or wire transfer.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.  However, these dividend and capital gain distributions may be taxable upon their eventual withdrawal from tax-deferred plans.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.

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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective:

The USCA Premium Buy-Write Fund seeks growth of capital and income.

The investment objective of the USCA Premium Buy-Write Fund (the "Fund") may be changed by the Trust's Board of Trustees upon 60 days' written notice to shareholders.

Principal Investment Strategies:

The Fund seeks to achieve its investment objective by investing primarily in common stocks of large-cap companies and exchange-traded funds ("ETFs") that invest primarily in large-cap common stocks.  The Fund defines large-cap as companies with market capitalizations in excess of $5 billion.  The Fund sells (writes) call options on a majority of these stocks and ETFs to shield the Fund from some of the risk associated with these investments and to generate additional returns to the extent of the call option premium received.  The Adviser anticipates receiving income from dividend-paying stocks and ETFs and from option premium, although option premium is described as capital appreciation for tax and accounting purposes.

Stock Selection Methodology

When selecting common stock investments, the Adviser uses a series of valuation filters and screens to identify stocks of companies that it believes present relative value at reasonable prices.  In general, the Adviser identifies potential investment candidates by comparing various financial measures to those of a peer group of similarly situated issuers or the market as a whole.  Generally, stock investments in the Fund’s portfolio at the time of initial purchase have one or more of the following above average relative-to-peer-group investment characteristics:

•	dividend payments,
•	dividend increases,
•	payout ratios,
•	debt coverage ratios,
•	debt levels,
•	earnings history,
•	revenue growth,
•	earnings growth,
•	stock buybacks,
•	price-to-earnings (P/E) ratios,
•	forward-looking P/E ratios,
•	price-to-book value ratios,
•	price-to-sales ratios,
•	price-to-cash flow ratios,
•	Altman Z scores (a bankruptcy predictor),
•	P/E-to-growth (PEG) ratios, and
•	Betas.

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Overall, the Adviser selects stocks that it believes will outperform the S&P 500.  In addition to evaluating these metrics, the Adviser assesses the macro economic environment to determine what sectors of the S&P 500 it believes will underperform and outperform.  From these determinants, the Adviser selects stocks it believes have the highest probability of outperforming the S&P 500.

ETF Selection Methodology

The Adviser uses ETFs as a substitute for groups of stocks or to execute sector-based strategies.  The Adviser selects ETFs that it believes are highly liquid and that have ample call option volume and liquidity.  The Adviser selects only non-leveraged ETFs.

When the Adviser determines that investment opportunities in large cap common stocks are overvalued or that prospects for the U.S. stock market are waning, the Adviser may also allocate a portion of the Fund’s assets to money market funds and other cash equivalents.

Covered Call Methodology

To enhance the potential returns of the Fund, as well as to hedge against losses should portfolio securities decline, the Fund sells call options against its portfolio of stocks and ETFs.  This strategy is commonly referred to as a "covered call" strategy because the Fund owns the underlying security at the time it sells the option.  A call option gives the purchaser of the option the right to buy, and a writer has the obligation to sell, the underlying security at the exercise price prior to or at the expiration of the contract, regardless of the market price of the underlying security during the option period.  The Fund sells call options up to the number of shares of the long underlying stock or ETF positions. The premium paid to the Fund as writer is consideration for undertaking the obligations under the option contract. The Fund, as writer of a covered call option, forgoes all or a portion of the potential profit from an increase in the market price of the underlying security above the exercise price in exchange for the benefit of receiving the option premium and some protection against the loss of capital if the underlying security declines in price.  When a call option is exercised, the Fund is required to deliver to the buyer the agreed number of shares of the underlying security.  The Adviser selects call options with various exercise prices anywhere from slightly in-the-money (1%-2%) to considerably out-of-the money (20%-30%) with maturities of up to eight months.  These exercise prices and maturities reflect the Adviser's views about the capital appreciation potential of each underlying stock and ETF, as well its view on the U.S. stock market as a whole.  The Adviser selects call options it believes will expire worthless or can be repurchased (bought back) later at a lower price.

The Adviser sells stocks and ETFs when it believes they no longer represent the highest probability of outperforming the S&P 500 and will contemporaneously repurchase related written call options.  The Adviser also repurchases call options when it believes writing a new call option with a different maturity and/or strike price will produce higher returns.  Together, the Adviser’s stock and ETF selection strategy and written call option strategy are intended to produce returns that match or exceed the long-term performance of the S&P 500 while avoiding some of the losses experienced during market declines.  The Adviser engages in active trading of the Fund's portfolio of securities to achieve the Fund's investment objective.

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Principal Investment Risks:

The following risks may apply to the Fund's direct investments as well as the Fund's indirect risks through investing in ETFs.

•
Distribution Policy Risk.  The Fund’s distribution policy is expected to result in distributions that equal a fixed percentage of the Fund’s current NAV per share. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Return of capital is the portion of a distribution that is a return of your original investment dollars in the Fund. Shareholders should not assume that the source of a distribution from the Fund is net profit. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares.

•
Equity Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities held by the Fund may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting securities markets generally, the equity securities of a particular sector, or a particular company.

•
ETF and Mutual Fund Risk: Your cost of investing in the Fund will be higher than the cost of investing directly in other mutual funds and ETFs and may be higher than other mutual funds that invest directly in stocks.  You will indirectly bear fees and expenses charged by the other mutual funds and ETFs in addition to the Fund's direct fees and expenses.  Each ETF and mutual fund is subject to specific risks, depending on the nature of the fund. Investment in the Fund should be made with the understanding that the ETFs in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Fund invests will incur expenses not incurred by their applicable indices. The market value of ETF shares may differ from their net asset value. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when shares trade at a premium or discount to net asset value.

•
Authorized Participant Concentration Risk: Only an Authorized Participant may engage in creation or redemption transactions directly with ETFs. ETFs have a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to ETFs in which the Fund invests and no other Authorized Participant is able to step forward to create or redeem Creation Units, shares of those ETFs may trade at a discount to NAV and possibly face trading halts and/or delisting.

•
Distressed Market Risk: If the market for securities in which an ETF invests becomes distressed, the market for the shares of that ETF may become less liquid in response to the deteriorating liquidity in the market for the underlying portfolio holdings of that ETF.  This adverse effect on liquidity for shares of that ETF could lead to differences between the market price of the ETF's shares and the underlying value of those shares.

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•
Market Trading Risk: ETFs face numerous market trading risks, including disruptions to the creation and redemption processes of the ETF, losses from trading in secondary markets, and the existence of extreme market volatility or potential lack of an active trading market for shares, which may result in shares trading at a significant premium or discount to NAV. If the Fund purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the Fund may sustain losses.

•
High Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs associated with the turnover which may reduce the Fund's return, unless the securities traded can be bought and sold without corresponding commission costs.  Active trading of securities may also increase the Fund's realized capital gains or losses, which may affect the taxes you pay as a Fund shareholder.

•	Large Cap Company Risk: Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

•
Management Risk: The Adviser's reliance on its process and its judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect.  The ability of the Fund to meet its investment objective is directly related to the Adviser's investment process.  The Adviser's assessment of the relative value of securities and potential appreciation of particular investments in which the Fund invests may prove to be incorrect and there is no guarantee that the Adviser's investment process will produce the desired results.

•
Market Risk:  Overall securities market risks, including volatility, may affect the value of individual instruments in which the Fund invests.  Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Written Call Options Risk:  Selling covered call options will limit the Fund's gain, if any, on its underlying securities. The Fund continues to bear the risk of a decline in the value of its underlying stocks.  Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.  Call options involve risks different from the risks associated with investing directly in the underlying securities.  These risks include risk of mispricing or improper valuation and the risk that changes in the value of the call option may not correlate perfectly with the underlying security. As the seller (writer) of a call option, the Fund will tend to lose money if the value of the reference index or security rises above the strike price. The use of call options to shield the Fund may result in higher transaction costs. This shielding may not be successful and investors could still lose money through investing in the Fund.

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Temporary Investments:  To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers' acceptances, U.S. Government securities and repurchase agreements.  While the Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds' advisory fees and operational fees.  The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information.

Cybersecurity: The computer systems, networks and devices used by the Fund and its service providers to carry out routine business operations employ a variety of protections designed to prevent damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons and security breaches.  Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Cybersecurity breaches can include unauthorized access to systems, networks, or devices; infection from computer viruses or other malicious software code; and attacks that shut down, disable, slow, or otherwise disrupt operations, business processes, or website access or functionality.  Cybersecurity breaches may cause disruptions and impact the Fund's business operations, potentially resulting in financial losses; interference with the Fund's ability to calculate its NAV; impediments to trading; the inability of the Fund, the Adviser, and other service providers to transact business; violations of applicable privacy and other laws; regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs; as well as the inadvertent release of confidential information.

Similar adverse consequences could result from cybersecurity breaches affecting issuers of securities in which the Fund invests; counterparties with which the Fund engages in transactions; governmental and other regulatory authorities; exchange and other financial market operators, banks, brokers, dealers, insurance companies, and other financial institutions (including financial intermediaries and service providers for the Fund's shareholders); and other parties. In addition, substantial costs may be incurred by these entities in order to prevent any cybersecurity breaches in the future.

MANAGEMENT

Investment Adviser:  USCA Asset Management LLC (the "Adviser"), 4444 Westheimer Road, Suite G500, Houston, TX  77027, serves as investment adviser to the Fund.  Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Fund's investment portfolio.  The Adviser is responsible for assuring that the Fund's investments are made according to the Fund's investment objective, policies and restrictions.  The Adviser is a wholly-owned subsidiary of U.S. Capital Advisors LLC ("USCA"), an integrated financial services firm founded in 2003 that provides a full range of advisory services and solutions to high net worth individuals, family offices, and institutional and corporate clients.  In addition to wealth management and institutional consulting, USCA has an institutional sales and trading practice, an equity research team, a municipal public finance team, and merchant and investment banking teams.  As of September 30, 2018, USCA, through its subsidiaries, had approximately $6.1 billion (unaudited) in assets under advisement (including approximately $108 million (unaudited) through the Adviser) on behalf of family offices, institutional investors, and high net worth individuals.

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The Adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until January 31, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) will not exceed 1.40% or 1.15% of average daily net assets attributable to Investor Class and Institutional Class shares, respectively.  These fee waivers and expense reimbursements are subject to possible recoupment from the applicable Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lower of the foregoing expense limits or the expense limits in place at the time of recoupment. These agreements may be terminated only by the Trust's Board of Trustees, on 60 days' written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Fund's expenses and boost its performance.  A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement with respect to the Fund is available in the Fund's annual report to shareholders for the fiscal year ended September 30, 2018.

Portfolio Managers: The Fund is managed on a day to day basis by Kelly Rushing and Davis Rushing. The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and each portfolio manager's ownership in the Fund.

Kelly Rushing has been a registered representative of the Adviser since 2016 and has served as a Managing Director of USCA since 2015. At USCA, Mr. Rushing (along with Davis Rushing) manages approximately $97.5 million for clients in separate accounts that have a substantially similar investment strategy as the Fund. Prior to joining USCA, from 2006 to 2015, Mr. Rushing served as a portfolio manager in UBS' "Portfolio Management Program," where he employed strategy similar to that of the Fund.  Mr. Rushing's experience with the strategy dates back to his days at the University of Texas where he authored a paper on the subject as part of his graduate work and began managing his first account (his own) utilizing the strategy in 1999.

Davis Rushing has been a registered representative of the Adviser since 2016 and has served as a Managing Director of USCA since 2015.  At USCA, Mr. Rushing (along with Kelly Rushing) manages approximately $97.5 million for clients in separate accounts that have a substantially similar investment strategy as the Fund.  Prior to joining USCA, Mr. Rushing worked in financial services for nine years, most recently as a Vice President – Wealth Management and Portfolio Manager at UBS, from 2011 to 2015, where he employed a strategy similar to that of the Fund.

HOW SHARES ARE PRICED

The NAV and offering price of each class of shares is determined as of the close of regular trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for business.  The NYSE normally closes at 4:00 p.m. (Eastern Time).  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management and administration fees, which are accrued daily. The determination of the Fund's NAV for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

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Generally, the Fund's securities are valued each day at the last quoted sales price on each security's primary exchange.  Exchange-traded options are valued at the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded.  Securities other than exchange-traded options that are traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange.  Securities other than exchange-traded options that are primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, the Fund's NAV will reflect certain portfolio securities' fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator and (iii) Adviser.  The team may also enlist third-party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

The Fund may use independent pricing services to assist in calculating the value of the Fund's securities.  In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs that hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund's portfolio securities may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of a security in the Fund's portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value.  For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund's fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund's portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund's NAV by short term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund's assets that are invested in one or more ETFs or other investment companies registered under the 1940 Act, the Fund's net asset value is calculated based upon the market values of those ETFs or companies, and the prospectuses for these ETFs or companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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HOW TO PURCHASE SHARES

Share Classes:  This Prospectus describes two classes of shares offered by the Fund: Investor Class shares and Institutional Class shares. The Fund offers these two classes of shares so that you can choose the class that best suits your investment needs. Refer to the information below. The main differences between the share classes are ongoing fees and minimum investment amounts.  Investor Class shares pay an annual fee of up to 0.25% for distribution and shareholder services expenses pursuant to a plan under Rule 12b-1. Over time, fees paid under this distribution and service plan will increase the cost of an Investor Class shareholder's investment and may cost more than fees associated with other types of distribution and service plans.  The minimum initial investment in the Investor Class shares is $2,500 for all types of accounts and the minimum subsequent investment is $100. The minimum initial investment in the Institutional Class shares is $10,000 for all types of accounts, and the minimum subsequent investment is $1,000. In choosing which class of shares to purchase, you should consider which will be most beneficial to you, given the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in the Fund represents interest in the same portfolio of investments within the Fund.  All share classes may not be available for purchase in all states.

Purchasing Shares:  You may purchase shares of the Fund by sending a completed application form to the following address:

Regular Mail USCA Premium Buy-Write Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Express/Overnight Mail USCA Premium Buy-Write Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street, 3rd Floor Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the Application, you should supply your full name, date of birth, social security number and permanent street address.  Mailing addresses containing a P.O. Box will not be accepted.  If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder's identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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Purchase through Brokers:  You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund's distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund.  Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Purchase by Wire:  If you wish to wire money to make an investment in the Fund, please call the Fund at 1-877-259-8722 for wiring instructions and to notify the Fund that a wire transfer is coming.  Any commercial bank can transfer same-day funds via wire.  The Fund will normally accept wired funds for investment on the day received if they are received by the Fund's designated bank before the close of regular trading on the NYSE.  The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.  Your bank may charge you a fee for wiring same-day funds.

For an initial investment in the Fund, before any wired funds can be accepted, the transfer agent must have a completed account application. You may mail or overnight deliver your account application to the transfer agent. Upon receipt of your completed account application, the transfer agent will establish an account for you.  Your bank must include with the wire instructions the name of the Fund, your account number, and your name so that monies can be correctly applied.

Automatic Investment Plan:  You may participate in the Fund's Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $50 monthly, quarterly, semi-annually or annually into your established Fund account.

To utilize this option, your bank account must be held at a domestic financial institution and a member of the Automated Clearing House (“ACH”) System. If your payment is rejected by your bank, the transfer agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the transfer agent 5 days prior to the effective date. Please contact the Fund at 1-877-259-8722 for more information about the Fund's Automatic Investment Plan.

Minimum and Additional Investment Amounts:  The minimum initial investment in the Fund for Investor Class shares is $2,500 for all account types, and the minimum subsequent investment is $100, and the minimum initial investment for Institutional Class shares is $10,000 for all account types and the minimum subsequent investment is $1,000.  For subsequent investments, detach the “Invest by Mail” form that is attached to the confirmation statement you will receive after each transaction and mail it with a check made payable to the Fund to one of the addresses noted above.  Write your account number on the check.  If you do not have the “Invest by Mail” form, include the Fund name, name(s) on the account, address and account number on a separate piece of paper along with your check.  There is no minimum investment requirement when you are buying shares by reinvesting dividends and distributions from the Fund.  The Fund reserves the right to waive any investment minimum requirement.

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All checks must be in U.S. dollars drawn on a domestic bank. The Fund will not accept payment in cash or money orders.  The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

The transfer agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned.  The Fund reserves the right to reject any application to purchase shares.

Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

When Order is Processed:  All shares will be purchased at the NAV per share next determined after the Fund receives your application or request in “good order”, as described below.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  "Good order" means your purchase request includes:

• the name of the Fund;

• the dollar amount of shares to be purchased; and

•  a completed purchase application or investment stub check payable to the "USCA Premium Buy-Write Fund".

Retirement Plans:  You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-877-259-8722 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

HOW TO REDEEM SHARES

Redeeming Shares:  You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

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Regular Mail USCA Premium Buy-Write Fund c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Express/Overnight Mail USCA Premium Buy-Write Fund c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, Wisconsin 53202-5207

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bank Global Fund Services’ post office box, of purchase orders or redemption requests does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the transfer agent’s offices.

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts, if you did not decline telephone options on your account application (or request by subsequent arrangements in writing).  Shares held in IRA or other retirement plan accounts may be redeemed by telephone and investors will be asked whether or not to withhold taxes from any distribution. Provided your account has been open for at least 15 days, you may initiate a redemption in any amount up to $50,000 by calling the transfer agent at 1-877-259-8722.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.

The proceeds will be sent by mail to the address designated on your account, proceeds may be wired to a shareholder’s bank account of record, or proceeds may be sent via electronic funds transfer through the ACH network to the bank account of record. Wires are subject to a $15 fee paid by the investor. An investor does not incur any charge when proceeds are sent via the ACH system. The redemption proceeds normally will be sent within three business days after receipt of your telephone instructions.

Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).  Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Redemptions through Broker:  If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem those shares.  The servicing agent may charge a fee for this service.

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Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Fund's transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan:  If your individual accounts, IRA or other qualified plan account have a current account value of at least $10,000, you may participate in the Fund's Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers.  You may elect to make subsequent withdrawals by transfers of a minimum of $250 per month, quarter, or annually into your established bank account.  Please contact the Fund at 1-877-259-8722 for more information about the Fund's Automatic Withdrawal Plan.

This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this Automatic Withdrawal Plan at any time by contacting the transfer agent at least five days prior to the next scheduled withdrawal.

Redemptions in Kind:  The Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities ("redemption in kind") if the amount is greater than the lesser of $250,000 or 1% of the Fund's assets.  The securities will be chosen by the Adviser and valued under the Fund's net asset value procedures. A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent:  Once the Fund receives your redemption request in "good order", as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in "good order."  If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank.

Good Order:  Your redemption request will be processed if it is in "good order."  To be in good order, your redemption request must meet the following conditions:
• The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;
• The request must identify your account number;
• The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
• If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

How Redemptions are Met: The Fund typically expects that it will take up to 3 business days following the receipt of your redemption request to pay out your redemption proceeds by check or electronic transfer.  The Fund typically expects to meet redemption requests by paying out proceeds from cash or cash equivalent portfolio holdings, or by selling portfolio holdings. These redemption methods will be used regularly and may also be used in stressed market conditions. The Fund reserves the right to redeem in kind, as described above. Redemptions in kind may be used regularly and may also be used in stressed market conditions.

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When You Need a Signature Guarantee:  A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	When a redemption is received by the transfer agent and the account address has changed within the last 30 calendar days;
•	For all redemptions in excess of $50,000 from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).  A notary public is not an acceptable signature guarantor.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

The Fund may waive any of the above requirements in certain instances. In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Retirement Plans:  If your investment is held through an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances:  If at any time your account balance in the Fund falls below $2,500 (for Investor Class shares) or $10,000 (for Institutional Class shares), the Fund may notify you that, unless the account is brought up to at least $2,500 (for Investor Class shares) or $10,000 (for Institutional Class shares) within 30 days of the notice; your account could be closed.  After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below required minimums due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund's investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund's Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include, but are not limited to committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund's Market Timing Trading Policy.

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Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund's shareholders.

Based on the frequency of redemptions in your account, the Adviser or transfer agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund's Market Timing Trading Policy and elect to reject or limit the amount, number, frequency or method for requesting future purchases or exchanges into the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder's trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor's financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund.  While the Fund will encourage financial intermediaries to apply the Fund's Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund's Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund's Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund's Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Fund's shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund’s distribution policy is to make quarterly distributions to shareholders. The level of quarterly distributions (including any return of capital) is not fixed, but is expected to represent an annual rate of approximately 4% of the Fund’s current NAV per share. However, this distribution policy is subject to change. Shareholders receiving periodic payments from the Fund may be under the impression that they are receiving net profits. However, all or a portion of a distribution may consist of a return of capital. Shareholders should not assume that the source of a distribution from the Fund is net profit. A return of capital is not taxable to a shareholder unless it exceeds a shareholder’s tax basis in the shares. Returns of capital reduce a shareholder’s tax cost (or “tax basis”). Once a shareholder’s tax basis is reduced to zero, any further return of capital would be taxable. Shareholders should note that return of capital will reduce the tax basis of their shares and potentially increase the taxable gain, if any, upon disposition of their shares. As required under the 1940 Act, the Fund will provide a notice to shareholders at the time of distribution when such distribution does not consist solely of net income. Additionally, each distribution payment will be accompanied by a written statement which discloses the source or sources of each distribution. The IRS requires you to report these amounts, excluding returns of capital, on your income tax return for the year declared. The Fund will provide disclosures, with each distribution, that estimate the percentages of the current and year-to-date distributions that represent (1) net investment income, (2) capital gains and (3) return of capital. At the end of the year, the Fund may be required under applicable law to re-characterize distributions made previously during that year among (1) ordinary income, (2) capital gains and (3) return of capital for tax purposes. An additional distribution may be made in December, and other additional distributions may be made with respect to a particular fiscal year in order to comply with applicable law. Distributions declared in December, if paid to shareholders by the end of January, are treated for federal income tax purposes as if received in December.

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The distribution rate may be modified by the Board from time to time. If, for any quarterly distribution, investment company taxable income (which term includes net short-term capital gain), if any, and net tax-exempt income, if any, is less than the amount of the distribution, then the difference will generally be a tax-free return of capital distributed from the Fund’s assets. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). This distribution policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The distribution policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gain.

The distribution described above may result in the payment of approximately the same amount or percentage to the Fund’s shareholders each quarter. Section 19(a) of the 1940 Act and Rule 19a-1 thereunder require the Fund to provide a written statement accompanying any such payment that adequately discloses its source or sources. Thus, if the source of the distribution were the original capital contribution of the shareholder, and the payment amounted to a return of capital, the Fund would be required to provide written disclosure to that effect. Nevertheless, persons who periodically receive the payment of a distribution may be under the impression that they are receiving net profits when they are not. Shareholders should read any written disclosure provided pursuant to Section 19(a) and Rule 19a-1 carefully and should not assume that the source of any distribution from the Fund is net profit.

The Board reserves the right to change the quarterly distribution policy from time to time.

The Fund intends to distribute substantially all of its net investment income quarterly (as part of the quarterly distribution process described above) and net capital gains annually.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  All distributions will be reinvested in Fund shares unless you choose another option. Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.

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If you elect to receive distributions and/or dividends by check and the post office cannot deliver the check, or if the check remains uncashed for six months, the Fund reserves the right to reinvest the distribution check in your Fund account at the then current NAV per share and to reinvest all subsequent distributions in shares of a Fund. You may change your election at any time by notifying the Fund in writing or by telephone at 1-877-259-8722 at least five days prior to the record date.

Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year, the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds.  The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisors to determine the tax consequences of owning the Fund's shares.

DISTRIBUTION OF SHARES

Distributor:  Quasar Distributors, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, is the distributor for the shares of the Fund.  Quasar Distributors, LLC is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. ("FINRA").  Shares of the Fund are offered on a continuous basis.

Distribution Fees: The Trust has adopted a Distribution and Shareholder Servicing Plan for Investor Class shares (the "Plan"), pursuant to Rule 12b-1 of the 1940 Act, which allows the Fund to pay the Fund's distributor an annual fee for distribution and shareholder servicing expenses of 0.25% of the Fund's average daily net assets attributable to Investor Class shares.

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The Fund's distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by FINRA due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries:  The Fund's distributor, its affiliates, and the Adviser and its affiliates may, at their own expense and out of their own assets, including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Fund or assist in the marketing of the Fund.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees disclosed elsewhere in this Prospectus.  These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders. The distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the distributor's discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding:  To reduce expenses, the Fund mails only one copy of a Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-877-259-8722 on days the Fund is open for business or contact your financial institution.  The Fund will begin sending you individual copies thirty days after receiving your request.

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Lost Shareholders, Inactive Accounts and Unclaimed Property: It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. To help protect their accounts, shareholders should keep their accounts up-to-date and active, which may include calling the Fund at 1-877-259-8722 to generate shareholder initiated activity such as completing an account transaction. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.

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FINANCIAL HIGHLIGHTS

The financial highlights table below is intended to help you understand the Fund's financial performance for the period of the Fund's operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the Fund’s Independent Registered Public Accounting Firm, Cohen & Company, Ltd., whose report, along with the Fund’s Financial Statements, is incorporated by reference into this Prospectus from the Fund’s Annual Report to Shareholders, which is available upon request.

USCA Premium Buy-Write Fund – Institutional Class	Year Ended September 30, 2018	For the Period from November 29, 2016(1) to September 30, 2017
Per Share Operating Performance (2)
Beginning net asset value	$10.47	$10.00

Income From Investment Operations
Net investment income (3)	0.13	0.11
Net gain from investments	0.35	0.42

Total from Investment Operations	0.48	0.53

Dividends Paid to Shareholders
Distributions from net investment income	(0.13)	(0.06)
Distributions from net realized gains	(0.25)	-

Total Distributions	(0.37)	(0.06)

Ending Net Asset Value	$10.58	$10.47

Total Return	4.74%	5.30	%(4)

Supplemental Data and Ratios:
Net assets, end of period	$21,810,173	$14,484,849
Ratio of expenses to average net assets before waiver	2.02%	2.91	%(5)
Ratio of expenses to average net assets after waiver	1.15%	1.15	%(5)
Ratio of net investment income to average net assets before waiver	0.43%	(0.46	)%(5)
Ratio of net investment income to average net assets after waiver	1.30%	1.30	%(5)

Portfolio turnover rate	73.78%	80.96	%(4)

(1)	Commencement of operations.
(2)	Information presented relates to a share of beneficial interest outstanding through each period presented.
(3)	Calculated using average shares outstanding method.
(4)	Not annualized.
(5)	Annualized.

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PRIVACY NOTICE
USCA Fund Trust
Rev. July 2016

WHAT DOES USCA FUND TRUST DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

• Social Security number and wire transfer instructions
• account transactions and transaction history
• investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers' personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers' personal information; the reasons USCA Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does USCA Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don't share
For joint marketing with other financial companies.	NO	We don't share
For our affiliates' everyday business purposes - information about your transactions and records.	NO	We don't share
For our affiliates' everyday business purposes - information about your credit worthiness.	NO	We don't share
For nonaffiliates to market to you	NO	We don't share
QUESTIONS?	Call 877-259-8722

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PRIVACY NOTICE
USCA Fund Trust

What we do:
How does USCA Fund Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does USCA Fund Trust collect my personal information?
We collect your personal information, for example, when you

• open an account or deposit money
• direct us to buy securities or direct us to sell your securities
• seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?
Federal law gives you the right to limit only:

• sharing for affiliates' everyday business purposes – information about your creditworthiness.
• affiliates from using your information to market to you.
• sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • USCA Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • USCA Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • USCA Fund Trust doesn’t jointly market.

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USCA Premium Buy-Write Fund

Adviser	USCA Asset Management LLC 4444 Westheimer Road, Suite G500 Houston, TX 77027	Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue Milwaukee, Wisconsin 53202
Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 342 North Water Street, Suite 830 Milwaukee, WI 53202	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	U.S. Bank, N.A. 1555 North RiverCenter Drive Suite 302 Milwaukee, WI 53212	Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Additional information about the Fund is included in the Fund's Statement of Additional Information dated January 28, 2019, (the "SAI").  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Fund's policies and management.  Additional information about the Fund's investments will also be available in the Fund's Annual and Semi-Annual Reports to Shareholders.  In the Fund's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year or fiscal period.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders when available, or other information about the Fund, or to make shareholder inquiries about the Fund, please call (844) 877-4539 (USSHLDX) or visit www.uscashield.com.  You may also write to:

USCA Premium Buy-Write Fund
c/o U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

You may review and obtain copies of the Fund's information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.

Investment Company Act File # 811-23164

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USCA Premium Buy-Write Fund

a Series of USCA Fund Trust

Investor Class Shares – SHLIX
(not available for purchase)

Institutional Class Shares – SHLDX

STATEMENT OF ADDITIONAL INFORMATION

January 28, 2019

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the combined Prospectus of the USCA Premium Buy-Write Fund (the "Fund") dated January 28, 2019.  The Fund’s Prospectus is hereby incorporated by reference, which means it is legally part of this document.  You can obtain copies of the Fund’s Prospectus, annual or semiannual reports without charge by contacting the Fund’s transfer agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street Milwaukee, Wisconsin 53202 or by calling 1-877-259-8722.  You may also obtain a Prospectus by visiting the website at www.uscashield.com.

TABLE OF CONTENTS

Table of Contents - Statement of Additional Information

THE FUND

The USCA Premium Buy-Write Fund is a diversified series of the USCA Fund Trust, a Delaware statutory trust organized on June 1, 2016 (the "Trust").  The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the "Board" or "Trustees" or “Board of Trustees”).

The Fund may issue an unlimited number of shares of beneficial interest.  All shares of the Fund have equal rights and privileges.  Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus.  The Board may add classes to and reclassify the shares of the Fund, start other series and offer shares of a new fund under the Trust at any time.

The Fund offers two classes of shares, Investor Class shares and Institutional Class shares.  As of the date of this SAI, only Institutional Class shares are available for sale. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date.  Each share class will represent an interest in the same assets of the Fund, have the same rights and be identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares; and (v) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Under the Trust's Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act"), and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

TYPES OF INVESTMENTS

The investment objective of the Fund and the descriptions of the Fund’s principal investment strategies are set forth under the sections of the Prospectus entitled "Investment Objective”, “Principal Investment Strategies” and “Principal Investment Risks."  The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

Table of Contents - Statement of Additional Information

The following pages contain more detailed information about the types of instruments in which the Fund may invest directly or through (i) open-end investment companies (mutual funds), (ii) closed-end funds, (iii) exchange-traded funds ("ETFs"), (iv) limited partnerships, (v) limited liability companies and (vi) other types of pooled investment vehicles; the strategies USCA Asset Management LLC (the “Adviser”) employs in pursuit of the Fund’s investment objective; and a summary of related risks.

Preferred Stock

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer.  Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.  Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions.  Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income securities and money market investments.  The market value of all securities, including common and preferred stocks, is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of a company's worth.

Convertible Securities

Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period.  Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities.  Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities.  While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts ("REITs").  REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate.  A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

Table of Contents - Statement of Additional Information

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs."  An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales.  A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments.  A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future.  Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors.  Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks.  Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold.  In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders.  REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation.  REITs also can be adversely affected by their failure to qualify for tax-free, pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act.  By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Warrants

Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.  Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual.  However, most warrants have expiration dates after which they are worthless.  In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant.  Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them.  The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Depositary Receipts

Sponsored and unsponsored American Depositary Receipts ("ADRs") are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer.  ADRs, in registered form, are designed for use in U.S. securities markets.  Unsponsored ADRs may be created without the participation of the foreign issuer.  Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR.  The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  Many of the risks described below regarding foreign securities apply to investments in ADRs.

Table of Contents - Statement of Additional Information

Foreign Securities

General

Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in securities of U.S. companies or issued by the U.S. government.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.  Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by U.S. companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund’s assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund’s assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities

Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.  In addition, foreign investors may be required to register the proceeds of sales; and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies.  The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems.  In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions.  Settlement problems may cause the Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security.  Such a delay could result in possible liability to a purchaser of the security.

Table of Contents - Statement of Additional Information

Certificates of Deposit and Bankers' Acceptances

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds.  The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate.  The certificate usually can be traded in the secondary market prior to maturity.  Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions.  Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise.  The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date.  The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity.  Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.  It may be secured by letters of credit, a surety bond or other forms of collateral.  Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper.  As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk.  Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances.  Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates.  If interest rates rise, commercial paper prices will decline.  The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase.  Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities.  As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Information on Time Deposits and Variable Rate Notes

Time deposits are issued by a depository institution in exchange for the deposit of funds.  The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit.  Time deposits do not trade in the secondary market prior to maturity.  However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The commercial paper obligations are typically unsecured and may include variable rate notes.  The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund and the issuer.  It permits daily changes in the amounts invested.  The Fund, typically, has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note.  The issuer may prepay at any time and without penalty any part of or the full amount of the note.  The note may or may not be backed by one or more bank letters of credit.  Because these notes are direct investment arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them.  Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously.  Variable rate notes are subject to the Fund’s investment restriction on illiquid securities unless such notes can be put back to the issuer (redeemed) on demand within seven days.

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Insured Bank Obligations

The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000.  The Fund may elect to purchase bank obligations in small amounts so as to be fully insured as to principal by the FDIC.  Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured.  Insured bank obligations may have limited marketability.

Securities of Other Investment Companies

Investments in ETFs, mutual funds and closed-end funds involve certain additional expenses and certain tax results, which would not be present in a direct investment in such funds.  Due to legal limitations, the Fund will be prevented from: (1) purchasing more than 3% of an investment company's (including ETFs) outstanding shares; (2) investing more than 5% of the Fund’s assets in any single such investment company, and (3) investing more than 10% of the Fund’s assets in investment companies overall; unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the Securities and Exchange Commission ("SEC"); and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.  In the alternative, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% limitation and the 10% limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired fund) does not exceed the limits on sales loads established by Financial Industry Regulatory Authority (“FINRA”) for funds of funds. Each investment company is subject to specific risks, depending on the nature of the fund.  ETFs and mutual funds may employ leverage, which magnifies the changes in the underlying stock or other index upon which they are based.

Closed-End Investment Companies

The Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above.  Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price.  Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") or, in some cases, may be traded in other over-the-counter markets.  Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

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The Fund generally will purchase shares of closed-end funds only in the secondary market.  The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market.  The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund’s proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital.  The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share, which is less than the net asset value per share, the difference representing the "market discount" of such shares.  This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market.  A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value.  There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease.  In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund’s shares.  Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund’s common shares in an attempt to enhance the current return to such closed-end fund’s common shareholders.  The Fund’s investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Open-End Investment Companies

The Fund and any "affiliated persons," as defined by the Investment Company Act of 1940, as amended (the “1940 Act”), may purchase in the aggregate only up to 3% of the total outstanding securities of any other investment company registered under the 1940 Act (“Registered Funds”).  Accordingly, when affiliated persons hold shares of a Registered Fund, the Fund’s ability to invest fully in shares of that Registered Fund is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.  The 1940 Act also provides that a Registered Fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the Registered Fund’s outstanding securities during any period of less than 30 days.  Shares held by the Fund in excess of 1% of a Registered Fund’s outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund’s total assets.

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Under certain circumstances a Registered Funds may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC.  In such cases, the Fund may hold securities distributed by a Registered Fund until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisers of the Registered Fund(s) are made independently of the Fund and the Adviser.  Therefore, the investment adviser of a Registered Fund may be purchasing shares of the same issuer whose shares are being sold by the investment adviser of a different Registered Fund.  The result would be an indirect expense to the Fund without accomplishing any investment purpose.

Exchange Traded Funds

ETFs are generally passive funds that track their related index and have the flexibility of trading like a security.  They are managed by professionals and typically provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends.  Additionally, some ETFs are unit investment trusts (“UITs”).  Under certain circumstances, the adviser may invest in ETFs, known as "inverse funds," which are designed to produce results opposite to market trends.  Inverse ETFs are funds designed to rise in price when stock prices are falling.

ETFs typically have two markets.  The primary market is where institutions swap "creation units" in block-multiples of, for example, 50,000 shares for in-kind securities and cash in the form of dividends.  The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange.  This is different from open-ended mutual funds that are traded after hours once the net asset value (“NAV”) is calculated. ETFs share many similar risks with open-end and closed-end funds.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds.  Such securities are direct obligations of the United States government and differ mainly in the length of their maturity.  Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis.

United States Government Agencies

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("Ginnie Mae"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit Banks, the Federal National Mortgage Association ("Fannie Mae"), and the United States Postal Service.  These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., Ginnie Mae mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., Fannie Mae Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).

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Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include Fannie Mae and Freddie Mac.  Fannie Mae is a government-sponsored corporation owned entirely by private stockholders.  It is subject to general regulation by the Secretary of Housing and Urban Development.  Fannie Mae purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers.  Pass-through securities issued by Fannie Mae are guaranteed as to timely payment of principal and interest by Fannie Mae but are not backed by the full faith and credit of the United States Government.

Freddie Mac was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing.  It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders.  Freddie Mac issues Participation Certificates (“PCs”), which represent interests in conventional mortgages from Freddie Mac's national portfolio.  Freddie Mac guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government.  Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that Fannie Mae and Freddie Mac had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both Fannie Mae and Freddie Mac to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of Fannie Mae or Freddie Mac.

Securities Options

The Fund may purchase and write (i.e., sell) put and call options.  Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation.  Options trading is a highly specialized activity that entails greater than ordinary investment risk.  Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

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A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security.  The premium paid to the writer is in consideration for undertaking the obligation under the option contract.  A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices.  In most respects, they are identical to listed options on common stocks.  The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered.  However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index.  The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.  This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple.  A stock index fluctuates with changes in the market value of the stocks included in the index.  For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®.  Indices may also be based on an industry or market segment, such as the NYSE Arca Oil and Gas Index or the Computer and Business Equipment Index.  Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange and the NASDAQ PHLX.

The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written.  A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument.  The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have suffered a loss on the transaction.  There is no assurance that a liquid secondary market will exist for any particular option.  An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less.  If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option was originally sold).  If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

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Certain Risks Regarding Options

There are several risks associated with transactions in options.  For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market.  This requires different skills and techniques than predicting changes in the prices of individual securities.  In addition, the Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund.  Inasmuch as the Fund’s securities will not duplicate the components of an index, the correlation will not be perfect.  Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices.  It is also possible that there may be a negative correlation between the index and the Fund’s securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded.  To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.  The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist.  If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities.  If the Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

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Cover for Options Positions

Transactions using options (other than options that the Fund has purchased) expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Fund’s custodian in the prescribed amount.  Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets.  As a result, the commitment of a large portion of the Fund’s assets to cover or segregated accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options on Futures Contracts

The Fund may purchase and sell options on the same types of futures in which it may invest.  Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option.  Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract.  Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Dealer Options

The Fund may engage in transactions involving dealer options as well as exchange-traded options.  Certain additional risks are specific to dealer options.  While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised.  Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not.  Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it.  Similarly, when the Fund writes a dealer option, it may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option.  While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration.  Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option.  With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund.  For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets, which it has segregated to secure the position while it is obligated under the option.  This requirement may impair the Fund’s ability to sell portfolio securities at a time when such sale might be advantageous.

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The Staff of the SEC has taken the position that purchased dealer options are illiquid securities.  The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula.  In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option.  Accordingly, the Fund will treat dealer options as subject to the Fund’s limitation on illiquid securities.  If the SEC changes its position on the liquidity of dealer options, the Fund will change its treatment of such instruments accordingly.

Spread Transactions

The Fund may purchase covered spread options from securities dealers.  These covered spread options are not presently exchange-listed or exchange-traded.  The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark.  The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs.  The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities.  This protection is provided only during the life of the spread options.

Repurchase Agreements

The Fund may enter into repurchase agreements.  In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank.  Any such dealer or bank must be deemed creditworthy by the Adviser.  At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date.  The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase.  In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities.  Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price.  Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

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Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy.  Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities.  In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses.  These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

Trading in Futures Contracts

A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made.  Brokerage fees are paid when a futures contract is bought or sold and margin deposits must be maintained.  Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position.  Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when the Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract.  Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin."  The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract.  Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date.  Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date.  If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.  The transaction costs must also be included in these calculations.  There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time.  If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

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For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date.  Settlement of a stock index futures contract may or may not be in the underlying instrument or index.  If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis.  In this event, the Custodian (as defined under the section entitled "Custodian") will segregate liquid assets equal to the amount of the commitment in a separate account.  Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment.  In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund’s commitment.  It may be expected that the Fund’s net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives.  Because the Fund will segregate liquid assets to satisfy purchase commitments in the manner described, the Fund’s liquidity and the ability of the Adviser to manage them may be affected in the event the Fund’s forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction.  If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date.  In these cases the Fund may realize a taxable capital gain or loss.  When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade.  Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities.  The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities.  Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers).  Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market.  Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

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Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation.  The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders.  The Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay.  Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities.  The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.  Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public.  Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers.  Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under guidelines adopted by the Trust's Board, the Fund’s Adviser may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact.  In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer.  In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two National Statistical Rating Organizations ("NRSROs") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Adviser to determine if the security is no longer liquid as a result of changed conditions.  Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

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Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund.

Short Sales

The Fund may sell securities short as an outright investment strategy and to offset potential declines in long positions in similar securities.  A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security.  The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.  Any gain will be decreased, and any loss increased, by the transaction costs described above.  The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker.  A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

FUNDAMENTAL AND NONFUNDAMENTAL POLICIES

The Fund has adopted the following fundamental policies that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.  The Fund may:

1. Borrow money, to the extent permitted by the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets, including the value of the assets purchased with the proceeds of its indebtedness, if any).  The Fund may borrow for investment purposes, for temporary liquidity, or to finance repurchases of its shares.

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2. Not issue senior securities, except as otherwise permitted under the 1940 Act, and the rules and regulations promulgated thereunder.

3. Sell securities short, write put and call options, but will not purchase securities on margin.

4. Underwrite securities of other issuers, only insofar as the Fund may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.  The Fund may invest in restricted securities (those that must be registered under the Securities Act before they may be offered or sold to the public).

5. Invest 25% or more of the market value of its assets in the securities of the U.S. Government, its agencies or instrumentalities, but will not invest 25% or more of the market value of its assets in the securities of the companies or entities engaged in any one industry or group of industries.

6. Purchase or sell commodities, including those acquired as a result of ownership of securities or other investments, and may purchase and sell forward and futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by or linked to commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities, and may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts.

7. Make loans to others (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, (c) by loaning portfolio securities, and (d) in any other manner consistent with the Fund's investment policies or as otherwise permitted under the 1940 Act.

8. Purchase or sell real estate, real estate mortgage loans and interests in real estate, including through investments in securities that are secured by or represent direct or indirect interests in real estate.

The Fund observes the following policies, which are not deemed fundamental and which may be changed without shareholder vote.  The Fund may not:

1. Invest in any issuer for purposes of exercising control or management;

2. Invest in securities of other investment companies except as permitted under the 1940 Act;

3. Invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities, which are not readily marketable, and repurchase agreements with more than seven days to maturity.  However, if more than 15% of Fund assets (defined as net assets plus the amount of any borrowing for investment purposes) are illiquid, the Fund’s investment adviser will reduce illiquid assets such that they do not represent more than 15% of Fund assets, subject to timing and other considerations which are in the best interests of the Fund and its shareholders; or

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4. Mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

If a restriction on the Fund’s investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments of the Fund’s investment portfolio, resulting from changes in the value of the Fund’s total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings shall be maintained in the manner contemplated by applicable law.

POLICIES AND PROCEDURES FOR DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust's policy to: (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust's shareholders and those of the Trust's affiliates.

The Fund currently discloses its portfolio holdings by delivering the annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period, as well as on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.  The Fund may disclose portfolio holdings on a more frequent basis by making such information available on its website, www.uscashield.com.

The Fund may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q or the publishing of such information on its website.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide its management, administrative, and investment services to the Fund.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

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U.S. Bancorp Fund Services, LLC.  U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”) is the transfer agent, fund accountant, administrator and custody administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

U.S. Bank National Association.  U.S. Bank National Association is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Cohen & Company, Ltd.  Cohen & Company, Ltd. is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

Thompson Hine LLP.  Thompson Hine LLP is counsel to the Fund; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio holdings at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance With Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust's policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws (the "Governing Documents"), which have been filed with the Securities and Exchange Commission and are available upon request.  The Board consists of five (5) individuals, three (3) of whom are not "interested persons" (as defined under the 1940 Act) of the Trust or any investment adviser to any series of the Trust ("Independent Trustees"). Pursuant to the Governing Documents of the Trust, the Trustees shall elect officers, including a President and Principal Executive Officer, a Secretary, a Treasurer and Principal Accounting Officer, and a Chief Compliance Officer.  The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes.  The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

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Board Leadership Structure

The Trust is led by Mr. Robert Harvey, who has served as the Chairman of the Board since July 2016.  The Board of Trustees is comprised of Mr. Harvey, Mr. John Ferguson, Mr. Paul Wigdor, Mr. Philip Pilibosian, and Mr. Thomas V. Rushing.  Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, and (c) execution and administration of Trust policies, including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.  The Trust believes that its Chairman, the independent chair of the Audit Committee, and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder.

Board Risk Oversight

The Board of Trustees has a standing independent Audit Committee with a separate chair, Mr. John Ferguson.  The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits, including: (i) experience, (ii) qualifications, (iii) attributes, and (iv) skills.  The Trust does not believe any one factor is determinative in assessing a Trustee's qualifications, but that the collective experience of each Trustee makes them each highly qualified.  Each Trustee believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. Each Board member believes that, collectively, the Trustees have balanced and diverse experience, skills, attributes and qualifications that allow the Board to operate effectively in governing the Fund and protecting the interests of shareholders. Among the attributes common to all Trustees is their ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; each Board member believes that each member satisfies this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., accounting or securities), public service or academic positions; experience from service as a board member; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Trustees are counseled separately by independent legal counsel, who is also counsel to the Fund and participates in the Board’s meetings and interacts with the Advisor; counsel for the Board and the Fund counsel has significant experience advising funds and fund board members. The Board and any committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

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The following is a list of the Trustees and executive officers of the Trust and each person’s principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is 615 East Michigan Street, Milwaukee, WI 53202.

Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
John Ferguson (Born 1945)	Trustee since 2016	Board of Managers at Salient Partners (investment adviser) (5/12-present), Investment Committee Member at Houston Endowment (4/14-present), Investment Committee Member at Silver Ventures (private equity firm) (9/12 - present), Non-Executive Chair Investment Committee at Ascendent Advisors (1/10 - present).	2	Director at ABM Industries, Inc. (integrated facility solutions provider), (12/09 - present).
Robert Harvey (Born 1955)	Trustee since 2016	President and CEO at Greater Houston Partnership (economic development organization) (9/12 -present).	2	Director at TRC Companies, Inc. (environmental services) (7/07 - 11/15).
Paul Wigdor (Born 1968)	Trustee since 2016	Managing Partner at Overlook 4 Holdings (2/11 - present), Managing Director at Ascendant Funds (2/11 - present), Chief Compliance Officer of Qapital Invest, LLC.	2	Global Restaurant Systems (1/13 - present), Private Communications Corp. (11/10 - present), ChartIQ (1/14 – present), Global Bridge (10/13 – 3/15), Uma Temakeria (8/14 – 11/2017).

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Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Phil Pilibosian (Born 1968)***	President and Trustee since 2016	Managing Director at US Capital Advisors LLC (10/13 - present), Founder, Chief Investment Officer and President of Condera Advisors, LLC (01/03-10/13).	2	USCA All Terrain Fund (2015 – Present).
Thomas V. Rushing (Born 1940)	Trustee since May 2018	Financial Consultant, Merrill Lynch Wealth Management (1978 – 2017).	1	None
Chris Arnold (Born 1977)	Treasurer since 2017
Managing Director & CFO,  US Capital Advisors LLC (6/17 - present), Senior Director of Accounting and Finance and Fund Treasurer, Salient Partners L.P. (6/10 - 5/17), CFO, Salient Capital, L.P. (1/10 - 5/17).

			N/A	N/A
Bryan Prihoda (Born 1987)	Secretary since 2016	Director, US Capital Advisors LLC (10/13 – present), Analyst, Condera Advisors, LLC (4/10 – 10/13).	N/A	N/A
Courtney Bowling (Born 1979)	Chief Compliance Officer and Anti- Money Laundering Officer since 2017	Managing Director, US Capital Advisors LLC (8/17 - present), CCO, NatAlliance Securities (5/14 – 7/17), Attorney, Texas State Securities Board (8/10-4/14).	N/A	N/A
*	The term of office for each Trustee and officer listed above will continue indefinitely until the individual resigns or is removed.
**	The term “Fund Complex” includes USCA All Terrain Fund, a closed-end fund.
***	Phil Pilibosian and Thomas Rushing are “Interested Trustees” of the Trust as that term is defined under the 1940 Act, because of each person’s affiliation with USCA Asset Management LLC.

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John Ferguson

Mr. Ferguson has spent 45 years in the investment management business, currently serving on the board of managers of Salient Partners, on the investment committee for Silver Ventures, and as non-executive chair of the investment committee of Ascendant Advisors.

Mr. Ferguson served until April 2012 on the board of directors of the University of Texas Investment Management Company (UTIMCO), a position he held since August 2003. He chaired the UTIMCO compensation committee and served on its risk and policy committees. Mr. Ferguson also serves on the advisory committee of the MBA Investment Fund at the McCombs School of Business at the University of Texas-Austin, a position held since March 2005, and is a member of the advisory board of Murphree Venture Partners. Mr. Ferguson held various executive positions with AIM Capital Management, Inc. (now Invesco AIM) from 2000 to 2007, serving most recently as president and chief investment officer. Previously, he held senior positions at several investment management firms, including: managing partner at Beutel, Goodman & Company; senior vice president at Lehman Brothers, Inc.; and vice president of Goldman, Sachs & Company. Mr. Ferguson also serves or has served on various investment and civic boards, including the Investment Adviser Association, the Houston Ballet, the Memorial Hermann Foundation, Museum of Fine Arts, Houston, and on the Chancellor's Advisory Council, Texas Christian University.

Robert Harvey

Mr. Harvey served as the Lead Director of the Board of Directors of TRC Companies, Inc. (NYSE "TRR"), an engineering and environmental services company headquartered in Windsor, Connecticut until November 2015.  Mr. Harvey also currently serves as President and CEO of the Greater Houston Partnership, a regional economic development organization and primary advocate for sound public policy on key issues facing the region.

Prior to joining the Greater Houston Partnership, Mr. Harvey was active in the Houston business community, first as a management consultant in the Houston office of McKinsey & Company, Inc. for 17 years and then as Vice Chair/Executive Vice President with Reliant Energy for six years. After leaving Reliant in 2005, Mr. Harvey served in a variety of community volunteer leadership roles. He chaired the board of the United Way of Greater Houston from 2007-2010. Mr. Harvey was Board Chair of The Post Oak School, a pre-K through 9th grade Montessori school in Houston, from 2008-2011, and Board Chair of the Texas A&M Foundation from 2003-2004.  Mr. Harvey has also served on the boards of Central Houston, Inc., Houston Technology Center, Houston Zoo, Inc., the Houston Zoological Society and the Association of Former Students of Texas A&M University.

Mr. Harvey currently serves on the Community Foundation Council of the Greater Houston Community Foundation and the boards of the Greater Houston Convention and Visitors Bureau, the Center for Houston's Future, and Houston Exponential.

Mr. Harvey attended Texas A&M University, graduating with a Bachelor of Science degree in Mechanical Engineering in 1978. He obtained his MBA from Harvard Business School in 1982, following a two-year stint at Amoco Production Company.

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Paul Wigdor

Mr. Wigdor has extensive experience in the financial services and investment fund industry.  Mr. Wigdor serves as a Managing Director of Ascendant Advisors, LLC, which is an investment adviser to mutual funds (2011 to present). Mr. Wigdor is the former President of Superfund USA, Inc., a sponsor of private investment funds (2006 – 2011).  He also served as a Managing Director of Pershing LLC, a broker dealer (1999 – 2006) and also served as an Associate Director of Bear, Stearns & Co., a broker dealer (1994 – 1998).  He also participated in the SEC Honors Program of the US Securities and Exchange Commission.  Mr. Wigdor holds a BA degree from Brandeis University and a Juris Doctor degree from Fordham University School of Law.

Phil Pilibosian

Phil Pilibosian is a Managing Director with U.S. Capital Advisors.  In addition to managing assets for high net worth families and institutions, Mr. Pilibosian leads USCA Asset Management’s asset management platform as it relates to mutual fund and third-party multi-manager fund offerings.  USCA Asset Management (f/k/a Condera Advisors) was acquired from Mr. Pilibosian and his partner in 2013, prior to which Mr. Pilibosian served as its President and Chief Investment Officer.  In addition to managing the firm, Mr. Pilibosian was directly responsible for the oversight and management of Condera’s advisory business.  Included in his list of accomplishments are the launch and management of the firm’s multi-manager funds; the traditional and alternative investment infrastructure that supported the provision of investment advice and consulting services to all of Condera’s institutional and high net worth clients; and the provision of traditional and alternative investment advice to pension plans, foundations and high net worth families.

Mr. Pilibosian joined The Redstone Companies (a boutique investment advisory firm with a specialty in private equity, real estate and other alternative investments) in 2003 to expand upon its investment capabilities and develop an alternative investment platform.  Seeing an opportunity to significantly expand the firm’s investment management business, Mr. Pilibosian and his partner at the time bought out the business from Redstone at the end of 2007, and rebranded it under the “Condera” name.

Prior to Redstone, Mr. Pilibosian practiced law in New York at Cleary, Gottlieb, Steen & Hamilton, assisting alternative investment managers with the formation of their funds and investments, as well as advising several large institutional investors (including one of the largest European pension funds) on their alternative investments.

Mr. Pilibosian received his B.A., cum laude, from Vanderbilt University, his JD, summa cum laude, from Tulane Law School, and his MBA, Beta Gamma Sigma, from Tulane University’s A.B. Freeman School of Business.  Mr. Pilibosian sits on the Boards of the Holocaust Museum Houston Foundation and PAIR, a Houston foundation founded to empower refugee youth to navigate American society, reach their academic potential, and become community leaders.

Thomas Rushing

Mr. Rushing has approximately 40 years' experience in the financial services and investment management industry. Mr. Rushing held multiple positions of increasing responsibility with Merrill Lynch Wealth Management between 1978 and 2017. As an executive at Merrill Lynch Wealth Management, Mr. Rushing managed a team of over 15 individuals with more than $4 billion in assets under management, including $1.7 billion in hedge fund capital.

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Mr. Rushing currently serves on the Advisory Board of the MD Anderson Cancer Center at the University of Texas and the Board of the Houston Grand Opera as the Chairman of the Opera's Endowment Fund.

Mr. Rushing received his B.A. from the University of Texas.

Board Committees

Audit Committee

The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act.  The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls.  The Audit Committee operates pursuant to an Audit Committee Charter. The Audit Committee is responsible for seeking and reviewing nominee candidates for consideration as Independent Trustees as is from time to time considered necessary or appropriate. The Audit Committee generally will not consider shareholder nominees. The Audit Committee is also responsible for reviewing and setting Independent Trustee compensation from time to time when considered necessary or appropriate.  During the fiscal year ended September 30, 2018, the Audit Committee met two times.

Compensation

Each Trustee who is not affiliated with the Trust or an investment adviser to any series of the Trust will receive a quarterly fee of $1,250 for his attendance at the regularly scheduled meetings of the Board of Trustees, to be paid in advance of each calendar quarter, as well as reimbursement for any reasonable expenses incurred.

The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust for the fiscal year ended September 30, 2018. The Trust does not have a bonus, profit sharing, pension or retirement plan.

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Name and Position	Aggregate Compensation From Trust	Pension or Retirement Benefits Accrued as Part of Funds Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust and Fund Complex** Paid to Trustees
Phil Pilibosian, Trustee*	$0	$0	$0	$0
Thomas V. Rushing, Trustee*	$0	$0	$0	$0
John Ferguson, Trustee	$5,000	$0	$0	$10,000
Robert Harvey, Trustee	$5,000	$0	$0	$10,000
Paul Wigdor, Trustee	$5,000	$0	$0	$10,000
*	This Trustee is deemed to be an “interested person” as defined in the 1940 Act as a result of his affiliation with USCA Asset Management LLC.
**	The term “Fund Complex” includes USCA All Terrain Fund, a closed-end fund.

Management and Trustee Ownership

The following table sets forth the dollar range of securities beneficially owned by each Trustee as of December 31, 2018 in the Fund:

Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Funds within the Fund Complex Overseen by Trustee*
John Ferguson	None	None
Robert Harvey	None	None
Paul Wigdor	None	None
Phil Pilibosian	Over $100,000	Over $100,000
Thomas V. Rushing	Over $100,000	Over $100,000
*The term “Fund Complex” includes USCA All Terrain Fund, a closed-end fund.

As of December 31, 2018, the Trustees and officers, as a group, owned approximately 1.39% of the Fund’s outstanding shares.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund.  A control person is one who owns, either directly or indirectly more than 25% of the voting securities of a company or acknowledges the existence of control.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.

As of December 31, 2018, the following shareholder owned 5% or more of the outstanding shares of a Class of the Fund as listed below:

Name	Percentage Interest of Institutional Class Owned	Type of Ownership
National Financial Services LLC 499 Washington Blvd Jersey City, NJ 07310-1995	96.45%	Record

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INVESTMENT ADVISER

Investment Adviser and Advisory Agreement

USCA Asset Management LLC, 4444 Westheimer Road, Suite G500, Houston, TX  77027, serves as the Fund’s investment adviser.  The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended.  The Adviser is a Texas limited liability company formed in 2008, and is a wholly-owned subsidiary of U.S. Capital Advisors, LLC, a Texas limited liability company.  Its clients are pooled investment vehicles and mutual funds.

Subject to the authority of the Board of Trustees, the Adviser is responsible for the overall management of the Fund’s investment-related business affairs.  Pursuant to an investment advisory agreement (the "Advisory Agreement") with the Trust, on behalf of the Fund, the Adviser, subject to the supervision of the Board of Trustees, and in conformity with the stated policies of the Fund, manages the portfolio investment operations of the Fund.  The Adviser has overall supervisory responsibilities for the general management and investment of the Fund’s securities portfolio, as detailed below, which are subject to review and approval by the Board of Trustees.  In general, the Adviser's duties include setting the Fund’s overall investment strategies and asset allocation.

Pursuant to the Advisory Agreement, the Adviser, under the supervision of the Board of Trustees, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Fund and, as such, shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Fund, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser or its designee, directly, will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.  The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities.

In addition, the Adviser, subject to the supervision of the Board of Trustees, provides the management and supplemental administrative services necessary for the operation of the Fund.  These services include providing assisting in the supervising of relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; assisting in the preparing of all general shareholder communications and conducting shareholder relations; assisting in maintaining the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; assisting in developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Table of Contents - Statement of Additional Information

The Fund pays an annual management fee (computed daily and payable monthly) of 0.78% of the Fund’s average daily net assets to the Adviser pursuant to the Advisory Agreement.

The Adviser has contractually agreed to limit total annual operating expenses of the Fund through January 31, 2020, including the advisory fee (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short) (vi) taxes; (vii) extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers, including the Adviser)) to 1.40% and 1.15% of the Fund’s average daily net assets attributable to Investor Class shares and Institutional Class shares, respectively (the “Expense Cap”).  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fees have been waived or reimbursed, if such recoupment can be achieved within the lower of the foregoing expense limits or the expense limits in place at the time of recoupment. The expense cap may be terminated only by the Board of Trustees, on 60 days’ written notice to the Adviser.

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund.  Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled "The Distributor"), (c) the fees and certain expenses of the Custodian (as defined under the section entitled "Custodian") and Transfer and Dividend Disbursing Agent, Fund Accountant, Administrator and Custody Administrator (as defined under the section entitled "Fund Administration, Fund Accounting and Transfer Agent Services"), including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of fidelity and liability insurance, (i) the fees and expenses involved in registering and maintaining registration of the Fund and of shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (j) all expenses of shareholders and Trustees' meetings (including travel expenses of trustees and officers of the Trust who are not directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, and (k) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

The Advisory Agreement will continue in effect from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval, or by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund.  The Advisory Agreement may be terminated without penalty on 60 days written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of the Fund’s outstanding shares (with respect to the Fund).  The Advisory Agreement shall terminate automatically in the event of its assignment.

Table of Contents - Statement of Additional Information

For the fiscal years ended September 30, the Fund paid the following management fees to the Adviser:

Fiscal Year End	Investment Advisory Fees Accrued	Fees Waived or Fund Expenses Reimbursed by Adviser	Net Fees Paid to Adviser**
2018	$148,705	$166,598	$(17,893)
2017*	$73,117	$165,843	$(92,726)

* For the fiscal period from the Fund’s inception on November 29, 2016.

** A negative amount indicates advisory fees waived or expenses reimbursed in excess of the amount accrued. The Adviser may be able to recoup certain of these fees, subject to the terms of the Expense Cap, discussed above.

Codes of Ethics

The Trust, the Adviser and the Distributor have each adopted codes of ethics (each, a “Code”) under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust.  Under the Codes, the Trustees are permitted to invest in securities that may also be purchased by the Fund.

In addition, the Trust has adopted a code of ethics (the “Trust Code”), which applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote (i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (ii) full, fair, accurate, timely, and understandable disclosure in reports and documents that the Trust files with, or submits to, the SEC and in other public communications made by the Fund; (iii) compliance with applicable governmental laws, rule and regulations; (iv) the prompt internal reporting of violations of the Trust Code to an appropriate person or persons identified in the Trust Code; and (v) accountability for adherence to the Trust Code.

Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies to the Adviser or its designee, subject to the Board's continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Fund and shareholders.  The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser's Proxy Policies, or the proxy policies of the Adviser's designee, and a record of each proxy voted by the Adviser or its designee on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

Where a proxy proposal raises a material conflict between the Adviser's interests and the Fund’s interests, the Adviser will resolve the conflict by voting in accordance with the policy guidelines or at the Fund's directive using the recommendation of an independent third-party.  If the third party's recommendations are not received in a timely fashion, the Adviser will abstain from voting the securities held by the Fund.  A copy of the Adviser's proxy voting policies is attached hereto as Appendix A.

Table of Contents - Statement of Additional Information

More information.  Information regarding how the Fund voted proxies relating to portfolio securities held by the Fund during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at (888) 601-8722; and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.  In addition, a copy of the Fund’s proxy voting policies and procedures are also available by calling 1-877-259-8722 and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

Quasar Distributors, LLC, located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Trust pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement").  The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the FINRA.  The offering of the Fund’s shares is continuous.  The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of the Fund’s shares, will use reasonable efforts to facilitate the sale of the Fund’s shares.

The Underwriting Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Fund at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees or by vote of a majority of the outstanding shares of the Fund on sixty (60) days written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on sixty (60) days written notice to the Fund.  The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Funds and may allow concessions to dealers that sell shares of the Funds.

Rule 12b-1 Plan

The Trust has adopted a Master Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act (the "Plan") for Investor Class shares (not currently available for purchase) pursuant to which the Fund is authorized to pay the Distributor, as compensation for Distributor's account maintenance services under the Plan, a distribution and shareholder servicing fee at the rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares.  Such fees are to be paid by the Fund monthly, or at such other intervals as the Board shall determine. Such fees shall be based upon the Fund’s average daily net assets during the preceding month, and shall be calculated and accrued daily.  The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees and the Distributor.  The Plan authorizes payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others ("Recipients") to provide these services and paying compensation for these services. The Fund will bear its own costs of distribution with respect to its shares.

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The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees, specifying in reasonable detail the amounts expended pursuant to the Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Plan may not be amended to increase materially the amount of the Distributor's compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act).  All material amendments must be approved by a majority of the Board of Trustees and a majority of disinterested Trustees that have no direct or indirect financial interest in the operation of the plan or in any agreements related to the plan (the “Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Plan.  During the term of the Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees.  The Distributor will preserve copies of the Rule 12b-1 Plans, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Plan will be in writing and provide that: (a) it may be terminated by the Trust or the Fund at any time upon sixty days written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

As of September 30, 2018, the Fund had not incurred any expenses under the Plan.

As of the date of this SAI, the Investor Class is not available for purchase.

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PORTFOLIO MANAGERS

Davis Rushing and Kelly Rushing serve as the portfolio managers of the Fund. As of September 30, 2018, the portfolio managers are responsible for the portfolio management of the following types of accounts in addition to the Fund:

Total Other Accounts By Type	Total Number of Accounts by Account Type	Total Assets By Account Type (in millions)	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee (in millions)
Davis Rushing
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	536	$263.9	0	$0
Kelly Rushing
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	536	$263.9	0	$0

Conflicts of Interest

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of the Fund’s investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other.  For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund.  Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them.  Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute the Fund’s portfolio trades and/or specific uses of commissions from the Fund’s portfolio trades (for example, research, or "soft dollars", if any).  The Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Compensation

Davis Rushing and Kelly Rushing receive a salary equal to a fixed percentage of all or a portion of the advisory fee revenues associated with the portfolios for which they are involved. Davis Rushing and Kelly Rushing have ownership interests in the Adviser’s parent company, U.S. Capital Advisors, LLC, and will participate in business profits accordingly.  Currently, no deferred compensation or retirement plans have been established, nor is there a bonus plan.

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Ownership of Securities

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers in the Fund as of September 30, 2018.

Name of Portfolio Manager	Dollar Range of Equity Securities in the USCA Premium Buy-Write Fund
Davis Rushing	$500,001 - $1,000,000
Kelly Rushing	Over $1,000,000

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the co-portfolio managers who are employees of the Adviser.  The Adviser is authorized by the Trustees to allocate the orders placed by them on behalf of the Fund to brokers or dealers who may, but need not, provide research or statistical material or other services to the Fund or the Adviser for the Fund’s use.  Such allocation is to be in such amounts and proportions as the Adviser may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser will take the following into consideration:

•	the best net price available;
•	the reliability, integrity and financial condition of the broker or dealer;
•	the size of and difficulty in executing the order; and
•	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage and research services provided to the Fund.  In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion.  Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

Subject to policies established by the Board of Trustees, the Adviser is responsible for placing of the Fund's portfolio transactions.  In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer.  The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.  Under normal circumstances the Adviser typically selects USCA Securities LLC, an affiliated broker/dealer, to execute transactions for the Fund.  In executing transactions through its affiliated broker/dealer, the Adviser will at all times comply with SEC Rule 17e-1 under the 1940 Act.

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For the fiscal year ended September 30, 2018 and the fiscal period from the Fund’s inception on November 29, 2016 through September 30, 2017, the Fund paid $44,385 and $25,269 in brokerage commissions, respectively, 100% of which were paid to USCA Securities LLC.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year.  The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less.  High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund.  A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period. See the “Financial Highlights” section of the Fund’s Prospectus for the Fund’s annual portfolio turnover rate as of the most recently completed fiscal period.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent Services

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202, serves as administrator, fund accountant and transfer agent for the Fund pursuant to the Fund Services Agreement (the “Agreement”) with the Fund and subject to the supervision of the Board.  Fund Services is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.  Fund Services is an affiliate of the Distributor.  Fund Services may also provide persons to serve as officers of the Fund.  Such officers may be directors, officers or employees of Fund Services or its affiliates.

The Agreement became effective as of the date of the Fund’s prospectus and this SAI, will remain in effect for two years from the applicable effective date for the Fund, and will continue in effect for successive twelve-month periods thereafter; provided, that such continuance is specifically approved at least annually by a majority of the Board of Trustees.  The Agreement is terminable by the Board of Trustees or Fund Services on 90 days’ written notice and may be assigned by either party; provided, that the Trust may not assign the Agreement without the prior written consent of Fund Services.  The Agreement provides that Fund Services shall be without liability for any action reasonably taken or omitted pursuant to the Agreement.

Under the Agreement, Fund Services performs administrative services, including:  (1) monitoring the performance of administrative and professional services rendered to the Trust by other service providers; (2) monitoring Fund holdings and operations for post-trade compliance with the Fund’s registration statement and applicable laws and rules; (3) preparing and coordinating the printing of semi-annual and annual financial statements; (4) preparing selected management reports for performance and compliance analyses; (5) preparing and disseminating materials for and attending and participating in meetings of the Board of Trustees; (6) determining income and capital gains available for distribution and calculating distributions required to meet regulatory, income, and excise tax requirements; (7) reviewing the Trust's federal, state, and local tax returns as prepared and signed by the Trust's independent public accountants; (8) preparing and maintaining the Trust's operating expense budget to determine proper expense accruals to be charged to the Fund to calculate its daily net asset value; (9) assisting in and monitoring the preparation, filing, printing and where applicable, dissemination to shareholders of amendments to the Trust’s Registration Statement on Form N-1A, periodic reports to the Trustees, shareholders and the SEC, notices pursuant to Rule 24f-2, proxy materials and reports to the SEC on Forms N-CEN, N-CSR, N-Q and N-PX; (10) coordinating the Trust's audits and examinations by assisting the Fund’s independent public accountants; (11) determining, in consultation with others, the jurisdictions in which shares of the Trust shall be registered or qualified for sale and facilitating such registration or qualification; (12) monitoring sales of shares and ensuring that the shares are properly and duly registered with the SEC; (13) monitoring the calculation of performance data for the Fund; (14) preparing, or causing to be prepared, expense and financial reports; (15) preparing authorizations for the payment of Trust expenses and paying, from Trust assets, all bills of the Trust; (16) providing information typically supplied in the investment company industry to companies that track or report price, performance or other information with respect to investment companies; (17) upon request, assisting the Fund in the evaluation and selection of other service providers, such as independent public accountants, printers, EDGAR providers and proxy solicitors (such parties may be affiliates of Fund Services); and (18) performing other services, recordkeeping and assistance relating to the affairs of the Trust as the Trust may, from time to time, reasonably request.

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For the administrative services rendered to the Fund by Fund Services, the Fund pays Fund Services an administrative services fee based upon the level of average net assets in the Fund.  The Fund also pays Fund Services for any out-of-pocket expenses.

Fund Services also provides the Fund with accounting services, including: (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintenance of certain books and records described in Rule 31a-1 under the 1940 Act, and reconciliation of account information and balances among the Fund’s custodian and Adviser; and (vii) monitoring and evaluation of daily income and expense accruals, and sales and redemptions of shares of the Fund.

For the fund accounting services rendered to the Fund under the Agreement, the Fund pays Fund Services a fund accounting fee based upon the number and type of Fund transactions and accounting-related out-of-pocket expenses.

U.S. Bancorp Fund Services, LLC acts as the transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to the Agreement.  Under the Agreement, Fund Services is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations.

For such services rendered to the Fund under the Agreement, the Fund pays Fund Services a fee based upon the level of average net assets and number of accounts within the Fund.  The Fund also pays Fund Services for any out-of-pocket expenses.

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For the fiscal year ended September 30, 2018 and the fiscal period ended September 30, 2017, the Fund paid $90,291 and $63,800, respectively, to Fund Services for its fund administration services.

Custodian

U.S. Bank National Association (the "Custodian"), 1555 North Rivercenter Drive, Milwaukee, WI 53212, serves as the custodian of the Fund’s assets pursuant to a custody agreement (the "Custody Agreement") by and between the Custodian and the Trust on behalf of the Fund.  The Custodian's responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.  Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser.  The Fund may employ foreign sub-custodians that are approved by the Board of Trustees to hold foreign assets.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees.  Cumulative voting is not authorized for the Trust.  This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interest of the shareholders of a particular series or classes.  Matters such as election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal, per-class, dividend, distribution and liquidation rights.  There are no conversion or preemptive rights applicable to any shares of the Fund.  All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act").  To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  The Trust's has appointed an Anti-Money Laundering Compliance Officer to oversee the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and provided for a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

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As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price

As indicated in the Prospectus under the heading "Net Asset Value," the NAV of the Fund’s shares is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding (on a per-class basis) of the Fund.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value.  Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.  Exchange-traded options, however, are valued at the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. Securities other than exchange-traded options that are primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP").  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation on the primary exchange, or if there has been no sale on such day, at the mean between the current bid and ask prices on such exchange.  Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices.  Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.  Futures and options on futures are valued at the settlement price determined by the exchange.  Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.  The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

The Fund’s shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern Time) (the "NYSE Close") on each day that the New York Stock Exchange is open.  For purposes of calculating the NAV, the Fund normally uses pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close.  Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities.  Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

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When market quotations are insufficient or not readily available, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees or their designees, pursuant to procedures approved by the Board of Trustees.  Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees.  The Board of Trustees has delegated execution of these procedures to a fair value team composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one of more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), and (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

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Standards For Fair Value Determinations.  As a general principle, the fair value of a security is the amount that the Fund might reasonably expect to realize upon its current sale. The Trust has adopted Financial Accounting Standards Board Statement of Financial Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures ("ASC 820").  In accordance with ASC 820, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (e.g., the risk inherent in a particular valuation technique used to measure fair value, including a pricing model, and/or the risk inherent in the inputs to the valuation technique).  Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available under the circumstances.

Various inputs are used in determining the value of the Fund’s investments relating to ASC 820.  These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The fair value team takes into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of a portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by independent third parties and (vii) the liquidity or illiquidity of the market for the security.

Board of Trustees Determination.  The Board of Trustees meets at least quarterly to consider the valuations provided by fair value team and ratify valuations for the applicable securities. The Board of Trustees considers the reports provided by the fair value team, including follow up studies of subsequent market-provided prices when available, in reviewing and determining in good faith the fair value of the applicable portfolio securities.

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The Trust expects that the New York Stock Exchange (“NYSE”) will be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at the public offering price, which is NAV plus any sales charge, or at net asset value per share on a per-class basis (if no sales charges apply) computed as of the close of the regular session of trading on the NYSE.  Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of the NYSE on the next day on which it is open for trading at the next determined net asset value per share plus sales charges, if any.

Redemption of Shares

The Fund will redeem all or any portion of a shareholder's shares of the Fund when requested in accordance with the procedures set forth in the "Redemptions" section of the Prospectus.  Under the 1940 Act, a shareholder's right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;
(b)	when trading on that exchange is restricted for any reason;
(c)
when an emergency exists as a result of which disposal by the Fund of securities owned is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of net assets; provided, that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under "Redemptions" in the Prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record.  Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, and certificates of corporate authority and waiver of tax required in some states when settling estates.

TAX STATUS

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. All shareholders should consult a qualified tax adviser regarding their investment in the Fund.

The Fund intends to qualify as regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders.  Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau.  By so qualifying, the Fund should not be subject to federal income or excise tax on its net investment income or net capital gain, which are distributed to shareholders in accordance with the applicable timing requirements.  Net investment income and net capital gain of the Fund will be computed in accordance with Section 852 of the Code.

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Net investment income is made up of dividends and interest less expenses.  Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund.  Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains for only eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.  Capital loss carryforwards are available to offset future realized capital gains.  To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.

As of September 30, 2018, the Fund had capital loss carry forwards in the following amounts:

Unlimited – Short Term	Unlimited – Long Term
$3,382	$ 0

The Fund intends to distribute all of its net investment income, any excess of net short-term capital gains over net long-term capital losses, and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes.  Distributions of net investment income and net capital gain will be made after the end of each fiscal year, and no later than December 31st of each year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash.

To be treated as a regulated investment company under Subchapter M of the Code, the Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer); and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If the Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it may be able to pay a tax penalty on the portion of income that caused it to inadvertently violate Subchapter M or it will be treated as a corporation for federal income tax purposes.  If treated as a corporation, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations.  Shareholders of the Fund generally would not be liable for income tax on the Fund’s net investment income or net realized capital gains in their individual capacities.  Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

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The Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code.  The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31st during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code.

Distributions of taxable net investment income and the excess of net short-term capital gain over net long-term capital loss are taxable to shareholders as ordinary income.

Distributions of net capital gain ("capital gain dividends") generally are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund.  U.S. Shareholders are urged to consult their own tax advisers regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

A redemption of the Fund’s shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder's tax basis in his or her Fund shares.  Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets.  However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period.  All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of taxable net investment income and net capital gain will be taxable as described above, whether received in additional cash or shares.  Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of taxable net investment income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return.  Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year.  Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

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Under the Code, the Fund will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders.  Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable net investment income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect TIN or a previous failure to report taxable interest or dividends.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Other Reporting and Withholding Requirements

Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by the Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016.  FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of  foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them.  The Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of the Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Fund, the Fund’s transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, a certain percentage of the Fund’s hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income.  If the Fund’s book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset.  If the Fund’s book income is less than taxable income, the Fund could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

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Passive Foreign Investment Companies

Investment by the Fund in certain "passive foreign investment companies" ("PFICs") could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the PFIC or on proceeds received from the disposition of shares in the PFIC, which tax cannot be eliminated by making distributions to Fund shareholders.  However, the Fund may elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case the Fund will be required to include its share of the PFIC’s income and net capital gains annually, regardless of whether they receives any distribution from the PFIC.

The Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund’s taxable year.  Such gains and losses are treated as ordinary income and loss.  The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation.  Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

The Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Foreign Taxation

Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.  Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes.  If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, the Fund may be able to elect to "pass through" to the Fund’s shareholders the amount of eligible foreign income and similar taxes paid by the Fund.  If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations.  In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend.  No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.  Each shareholder will be notified within 60 days after the close of the Fund’s taxable year whether the foreign taxes paid by the Fund will "pass through" for that year.

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Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income.  For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders of the Fund.  With respect to the Fund, gains from the sale of securities will be treated as derived from U.S. sources, and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources.  The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income.  A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Fund.  The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals, and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year.  In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount.  Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.  A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund in the secondary market may be treated as having market discount.  Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security.  Market discount generally accrues in equal daily installments.  The Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities.  Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.  The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

The Fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Fund actually received.  Such distributions may be made from the cash assets of the Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so).  The Fund may realize gains or losses from such liquidations.  In the event the Fund realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

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Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund’s shares.

A brief explanation of the form and character of the distribution accompanies each distribution.  In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisers about the application of federal, state, and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Fund has selected Cohen & Company, Ltd., located at 342 North Water Street, Suite 830, Milwaukee, Wisconsin 53202, as its independent registered public accounting firm for the current fiscal period.  The firm provides services including (i) audit of annual financial statements, and (ii) assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, Ohio 43215, serves as the Trust's legal counsel.

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FINANCIAL STATEMENTS

The financial statements of the Fund as of and for the fiscal period ended September 30, 2018, are incorporated by reference to the Fund’s 2018 Annual Report Filed with the SEC on December 10, 2018. Such report is incorporated herein by reference in reliance upon such report of Cohen & Company, Ltd., independent registered public accounting firm, and on the authority of such firm as experts in auditing and accounting. Shareholders will receive a copy of the annual audited and unaudited semi-annual financial statements at no additional charge when requesting a copy of the SAI.

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APPENDIX A – PROXY VOTING POLICIES AND PROCEDURES

Adviser Proxy Voting Policies and Procedures
USCA Asset Management LLC Proxy Voting Policies and Procedures

USCA has adopted and implemented written policies and procedures governing the voting of the Fund’s securities.  All proxies that USCA receives will be treated in accordance with these policies and procedures.

USCA has engaged the services of Broadridge’s ProxyEdge platform to vote and maintain records of all proxies.  The Broadridge open architecture platform allows USCA to choose from several different proxy advisory firms to make recommendations on how USCA should vote the proxies.

USCA has selected Egan Jones as the current advisor, who considers the reputation, experience, and competence of a company’s management and board of directors when it evaluates an issuer.

USCA’s complete proxy voting policy, procedures, and those of its proxy voting service providers, as well as USCA’s complete proxy voting record, are available for client review.  Clients should contact USCA at 1-877-653-1415 if they have any questions or if they would like to review any of these documents.

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A-1

PART C
OTHER INFORMATION

Item 28.  Financial Statements and Exhibits

(a)	Articles of Incorporation.
(i) Registrant’s Trust Instrument was previously filed as an exhibit to the Registrant’s Registration Statement on June 30, 2016 and is hereby incorporated by reference.

(ii) Certificate of Trust was previously filed as an exhibit to the Registrant’s Registration Statement on June 30, 2016 and is hereby incorporated by reference.

(b)	By-Laws. Registrant’s By-Laws were previously filed as an exhibit to the Registrant’s Registration Statement on June 30, 2016 and are hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holder. None other than in the Declaration of Trust and By-Laws of the Registrant.

(d)	Investment Advisory Contracts.

(i) Management Agreement for USCA Shield Fund was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

(ii) Amended and Restated Operating Expenses Limitation Agreement - filed herewith.

(e)	Underwriting Contracts. Underwriting Agreement was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

(i) First Amendment dated November 1, 2018 to the Distribution Agreement – filed herewith.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodial Agreement. Custody Agreement was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

(i) First Amendment dated November 1, 2018 to the Custody Agreement – filed herewith.

(h)	Other Material Contracts.

(i) Fund Accounting Agreement was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

(a) First Amendment dated November 1, 2018 to the Fund Accounting Servicing Agreement – filed herewith.

	(ii)	Fund Administration Servicing Agreement was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

(a) Addendum to the Fund Administration Servicing Agreement – filed herewith.
(b) First Amendment dated November 1, 2018 to the Fund Administration Servicing Agreement – filed herewith.

	(iii)	Transfer Agent Servicing Agreement was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

(a) First Amendment dated November 1, 2018 to the Transfer Agent Servicing Agreement – filed herewith.

(i)

	(i)	Legal Opinion. Legal Opinion of Thompson Hine LLP was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

	(ii)	Consent of Counsel. Consent of Thompson Hine LLP is filed herewith.

(j)	Other Opinions. Consent of Independent Registered Public Accounting Firm is filed herewith.

(k)	Omitted Financial Statements. None.

(l)	Initial Capital Agreements. None.

(m)
Rule 12b-1 Plans. Plan of Distribution Pursuant to Rule 12b-1 was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

(n)	Rule 18f-3 Plan. Rule 18f-3 Plan was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

(o)	Reserved.

(p)	Code of Ethics.

	(i)	Code of Ethics for the Trust was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

	(ii)	Code of Ethics for USCA Asset Management LLC was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

	(iii)	Code of Ethics for Quasar Distributors, LLC was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

(q)
Powers of Attorney. Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and executive officer, was previously filed as an exhibit to the Registrant’s Registration Statement on September 15, 2016 and is hereby incorporated by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification

Reference is made to Article VIII of the Registrant’s Trust Instrument which is included.  The application of these provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

Item 31.  Activities of Investment Adviser

Besides serving as investment adviser to the Registrant and other client accounts, USCA Asset Management LLC (the “Adviser”) is not currently and has not during the past two fiscal years engaged in any other business, profession, vocation, or employment of a substantial nature (“Outside Business”).

Any Outside Business in which a director, executive officer or partner of the Adviser is or has been, at any time during the last two fiscal years, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee, is disclosed below:

Name and Position with the Adviser	Name, Address of, and Connection with Other Firm(s)
Patrick Mendenhall, Managing Partner	US Capital Advisors LLC 4444 Westheimer Road, Suite G500 Houston, Texas 77027 (Managing Partner, CEO and Board Member)
Courtney Bowling, Chief Compliance Officer, Managing Director Compliance/Legal	US Capital Advisors LLC 4444 Westheimer Road, Suite G500 Houston, Texas 77027 (Managing Director – Compliance & Legal)
Therese Surprenant, General Counsel	US Capital Advisors LLC 4444 Westheimer Road, Suite G500 Houston, Texas 77027 (General Counsel)

David King, Managing Partner	US Capital Advisors LLC 4444 Westheimer Road, Suite G500 Houston, Texas 77027 (Managing Partner and Board Member)
Christopher Arnold, Chief Financial Officer	US Capital Advisors LLC 4444 Westheimer Road, Suite G500 Houston, Texas 77027 (Chief Financial Officer)

Item 32.  Principal Underwriter

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LoCorr Investment Trust
Aegis Funds	Lord Asset Management Trust
Allied Asset Advisors Funds	MainGate Trust
Alpha Architect ETF Trust	Managed Portfolio Series
Amplify ETF Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Fund Trust
Barrett Opportunity Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Equity Income Fund, Inc.
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds
CG Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
First American Funds, Inc.	Provident Mutual Funds, Inc.
FundX Investment Trust	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	RBB Fund, Inc.
Glenmede Portfolios	RBC Funds Trust
GoodHaven Funds Trust	Series Portfolios Trust
Greenspring Fund, Inc.	Sims Total Return Fund, Inc.
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TigerShares Trust
Horizon Funds	TrimTabs ETF Trust
Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
IronBridge Funds, Inc.	USA Mutuals
Jacob Funds, Inc.	Wall Street EWM Funds Trust
Jensen Quality Growth Fund Inc.	Westchester Capital Funds
Kirr Marbach Partners Funds, Inc.	Wisconsin Capital Funds, Inc.
LKCM Funds	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:
Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Teresa Cowan(1)	President, Board Member, Board Chairperson	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Anita M. Zagrodnik(1)	Board Member	None
Stephanie J. Fisher	Board Member	None
Susan LaFond(1)	Vice President, Treasurer, Co-Chief Compliance Officer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Jennifer Brunner(1)	Vice President, Co-Chief Compliance Officer	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33.  Location of Accounts and Records

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the office of the Registrant, Adviser, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian at the addresses stated in the SAI.

Item 34.  Management Services

Not applicable.

Item 35.  Undertakings

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N‑1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Cleveland and State of Ohio, on the 28th day of January, 2019.

USCA Funds Trust

By: /s/ JoAnn Strasser
JoAnn Strasser, Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to its Registration Statement has been signed below by the following persons in the capacities indicated on January 28, 2019.

Name	Title
Philip J. Pilibosian*	President, Principal Executive Officer, and Trustee
Chris Arnold*	Treasurer and Principal Financial Officer
Robert Harvey*	Trustee
Paul Wigdor*	Trustee
John Ferguson*	Trustee
_____________________________________ Thomas Rushing	Trustee

*By:   /s/ JoAnn Strasser
 JoAnn Strasser
 Attorney-in-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
Amended and Restated Operating Expenses Limitation Agreement	EX-99.28(d)(ii)
First Amendment to Distribution Agreement	EX-99.28(e)(i)
First Amendment to Custody Agreement	EX-99.28(g)(i)
First Amendment to Fund Accounting Servicing Agreement	EX-99.28(h)(i)(a)
Addendum to the Fund Administration Servicing Agreement	EX-99.28(h)(ii)(a)
First Amendment to Fund Administration Servicing Agreement	EX-99.28(h)(ii)(b)
First Amendment to Transfer Agent Servicing Agreement	EX-99.28(h)(iii)(a)
Consent of Counsel	EX-99.28(i)(ii)
Consent of Independent Registered Public Accounting Firm	EX-99.28(j)